SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION	Revenue by region
	For Years ended September 30,
	2021	2020	2019
PRC	$23,704,259	$15,461,801	$11,192,324
Overseas	1,790,305	2,758,158	5,203,694
Total revenue	$25,494,564	$18,219,959	$16,396,018

SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES

The summary of our total revenues by product categories for the years ended September 30, 2021, 2020 and 2019 was as follows:

	For Years ended September 30,
	2021	2020	2019
Fragrance compounds	$12,744,029	$7,879,300	$6,738,274
Health supplements (solid drinks)	6,655,982	3,887,096	4,342,490
Bioactive food ingredients	6,094,553	6,453,563	5,315,254
Total revenue	$25,494,564	$18,219,959	$16,396,018